ACQUISITIONS OF CONSOLIDATED ENTITIES (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the six months ended June 30, 2025.

AS AT JUN. 30, 2025 (MILLIONS)	Private Equity	Renewable Power and Transition	Infrastructure	Real Estate and other	Total
Cash and cash equivalents	$74	$84	$91	$3	$252
Accounts receivable and other	244	647	57	1	949
Other financial assets	—	112	34	2	148
Inventory	213	—	5	—	218
Equity accounted investments	—	929	—	—	929
Property, plant and equipment	209	502	124	118	953
Intangible assets	1,637	—	1,381	—	3,018
Goodwill	1,097	73	146	—	1,316
Deferred income tax assets	3	—	—	—	3
Total assets	3,477	2,347	1,838	124	7,786
Less:
Accounts payable and other	(244)	(277)	(235)	(3)	(759)
Non-recourse borrowings	—	(652)	(638)	—	(1,290)
Deferred income tax liabilities	(119)	—	(213)	—	(332)
Non-controlling interests[1]	—	—	(33)	(3)	(36)
	(363)	(929)	(1,119)	(6)	(2,417)
Net assets acquired[1]	$3,114	$1,418	$719	$118	$5,369
1.Net assets acquired is typically equal to total consideration. Total consideration includes amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.